Information on remuneration - Remuneration of the Supervisory Board (Detail) - Supervisory board - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Information on remuneration [Line Items]
Key management personnel compensation	€ 1,697,054	€ 1,501,266	€ 1,546,602
F. Sijbesma
Information on remuneration [Line Items]
Key management personnel compensation	232,945	206,345	206,345
P. Stoffels
Information on remuneration [Line Items]
Key management personnel compensation	174,269	172,269	177,269
N. Dhawan
Information on remuneration [Line Items]
Key management personnel compensation			47,836
D. Pyott
Information on remuneration [Line Items]
Key management personnel compensation	155,019	154,769	152,269
M. Harrison
Information on remuneration [Line Items]
Key management personnel compensation	130,269	133,769	126,269
M.E. Doherty
Information on remuneration [Line Items]
Key management personnel compensation	156,789	154,269	151,769
P. Löscher
Information on remuneration [Line Items]
Key management personnel compensation	160,519	149,269	156,769
I. Nooyi
Information on remuneration [Line Items]
Key management personnel compensation	142,654	131,269	131,269
S.K. Chua
Information on remuneration [Line Items]
Key management personnel compensation	152,857	140,269	140,269
H. Verhagen
Information on remuneration [Line Items]
Key management personnel compensation	149,996	121,269	121,269
B. Ribadeau-Dumas
Information on remuneration [Line Items]
Key management personnel compensation	98,198
S. Poonen
Information on remuneration [Line Items]
Key management personnel compensation	143,538	137,769	135,269
Membership
Information on remuneration [Line Items]
Key management personnel compensation	1,220,390	1,070,000	1,105,616
Membership | F. Sijbesma
Information on remuneration [Line Items]
Key management personnel compensation	166,500	155,000	155,000
Membership | P. Stoffels
Information on remuneration [Line Items]
Key management personnel compensation	123,500	115,000	115,000
Membership | N. Dhawan
Information on remuneration [Line Items]
Key management personnel compensation			35,616
Membership | D. Pyott
Information on remuneration [Line Items]
Key management personnel compensation	107,500	100,000	100,000
Membership | M. Harrison
Information on remuneration [Line Items]
Key management personnel compensation	107,500	100,000	100,000
Membership | M.E. Doherty
Information on remuneration [Line Items]
Key management personnel compensation	107,500	100,000	100,000
Membership | P. Löscher
Information on remuneration [Line Items]
Key management personnel compensation	107,500	100,000	100,000
Membership | I. Nooyi
Information on remuneration [Line Items]
Key management personnel compensation	107,500	100,000	100,000
Membership | S.K. Chua
Information on remuneration [Line Items]
Key management personnel compensation	107,500	100,000	100,000
Membership | H. Verhagen
Information on remuneration [Line Items]
Key management personnel compensation	107,500	100,000	100,000
Membership | B. Ribadeau-Dumas
Information on remuneration [Line Items]
Key management personnel compensation	70,390
Membership | S. Poonen
Information on remuneration [Line Items]
Key management personnel compensation	107,500	100,000	100,000
Committees
Information on remuneration [Line Items]
Key management personnel compensation	269,072	242,000	248,411
Committees | F. Sijbesma
Information on remuneration [Line Items]
Key management personnel compensation	37,500	35,000	35,000
Committees | P. Stoffels
Information on remuneration [Line Items]
Key management personnel compensation	37,500	35,000	35,000
Committees | N. Dhawan
Information on remuneration [Line Items]
Key management personnel compensation			6,411
Committees | D. Pyott
Information on remuneration [Line Items]
Key management personnel compensation	28,750	35,000	35,000
Committees | M. Harrison
Information on remuneration [Line Items]
Key management personnel compensation	15,000	14,000	14,000
Committees | M.E. Doherty
Information on remuneration [Line Items]
Key management personnel compensation	29,000	27,000	27,000
Committees | P. Löscher
Information on remuneration [Line Items]
Key management personnel compensation	34,250	32,000	32,000
Committees | I. Nooyi
Information on remuneration [Line Items]
Key management personnel compensation	15,000	14,000	14,000
Committees | S.K. Chua
Information on remuneration [Line Items]
Key management personnel compensation	19,250	18,000	18,000
Committees | H. Verhagen
Information on remuneration [Line Items]
Key management personnel compensation	26,229	14,000	14,000
Committees | B. Ribadeau-Dumas
Information on remuneration [Line Items]
Key management personnel compensation	9,822
Committees | S. Poonen
Information on remuneration [Line Items]
Key management personnel compensation	16,771	18,000	18,000
Other compensation³
Information on remuneration [Line Items]
Key management personnel compensation	207,592	189,266	192,574
Other compensation³ | F. Sijbesma
Information on remuneration [Line Items]
Key management personnel compensation	28,945	16,345	16,345
Other compensation³ | P. Stoffels
Information on remuneration [Line Items]
Key management personnel compensation	13,269	22,269	27,269
Other compensation³ | N. Dhawan
Information on remuneration [Line Items]
Key management personnel compensation			5,808
Other compensation³ | D. Pyott
Information on remuneration [Line Items]
Key management personnel compensation	18,769	19,769	17,269
Other compensation³ | M. Harrison
Information on remuneration [Line Items]
Key management personnel compensation	7,769	19,769	12,269
Other compensation³ | M.E. Doherty
Information on remuneration [Line Items]
Key management personnel compensation	20,289	27,269	24,769
Other compensation³ | P. Löscher
Information on remuneration [Line Items]
Key management personnel compensation	18,769	17,269	24,769
Other compensation³ | I. Nooyi
Information on remuneration [Line Items]
Key management personnel compensation	20,154	17,269	17,269
Other compensation³ | S.K. Chua
Information on remuneration [Line Items]
Key management personnel compensation	26,107	22,269	22,269
Other compensation³ | H. Verhagen
Information on remuneration [Line Items]
Key management personnel compensation	16,267	7,269	7,269
Other compensation³ | B. Ribadeau-Dumas
Information on remuneration [Line Items]
Key management personnel compensation	17,986
Other compensation³ | S. Poonen
Information on remuneration [Line Items]
Key management personnel compensation	€ 19,267	€ 19,769	€ 17,269